UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; February 11,2013
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      181

Form 13F Information Table Value Total:    245254


List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE



NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
1021
11000
Sole


Abbott Laboratories
Common
002824100
1454
22200
Sole


Aberdeen Emrg Mkt Telcm & Infr
Common
00301T102
266
12353
Sole


Aberdeen Indonesia Fund, Inc.
Common
455778100
305
26148
Sole


Aberdeen Latin America Equity
Common
51827Q106
235
6494
Sole


Adams Express Co.
Common
006212104
1209
114207
Sole


Advent Claymore Conv Sec Incm
Common
007639107
1776
274149
Sole


Advent Claymore Enh Gwth&Incm
Common
00765E104
646
70942
Sole


AFLAC Inc.
Common
001055102
452
8500
Sole


AGIC Equity & Conv. Incm Fd
Common
00119P102
425
25530
Sole


AGIC Gbl Eq&Conver Incme
Common
00119R108
800
59300
Sole


AGIC Int'l & Prem Strategy Fd
Common
00119Q100
1277
131629
Sole


Air Products & Chemicals
Common
009158106
294
3500
Sole


Allergan Inc.
Common
018490102
275
3000
Sole


AllianceBernstein Incm Fd
Common
01881E101
915
112933
Sole


Allstate Corporation
Common
020002101
221
5500
Sole


Alpine Total Dynamic Div.
Sh Ben Int
021060108
1450
359830
Sole


Altria Group Inc
Common
02209S103
873
27800
Sole


American Express Co.
Common
025816109
828
14400
Sole


Amgen Inc.
Common
031162100
1364
15800
Sole


Aon Corp cl A
Common
G0408V102
334
6000
Sole


Apple Inc.
Common
037833100
7409
13900
Sole


Asia Pacific Fund Inc.
Common
044901106
291
26880
Sole


AT&T Inc.
Common
00206R102
1639
48628
Sole


Automatic Data Processing Inc.
Common
053015103
342
6000
Sole


BB&T Corp
Common
054937107
277
9500
Sole


Biogen Idec Inc.
Common
09062X103
880
6000
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
600
71457
Sole


BlackRock Energy and Res Trust
Common
09250U101
445
18900
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
7066
984075
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
832
66996
Sole


Blackrock Global Opportunities
Common
092501105
9860
746977
Sole


BlackRock High Yld Fd V
Common
09255N102
849
67600
Sole


Blackrock Inc.
Common
09247X101
517
2500
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
8104
1102585
Sole


Blackrock Real Asset Equity
Common
09254B109
2650
258286
Sole


BlackRock Util and Infra Trust
Common
09248D104
1385
77435
Sole


Bristol-Myers Squibb Co.
Common
110122108
717
22000
Sole


Calamos Convt & High Inc
Common
12811P108
190
15600
Sole


Capital One Financial Corp.
Common
14040H105
406
7000
Sole


CBS Corp. cl B
Common, Cl B
124857202
304
8000
Sole


Celgene Corp.
Common
151020104
590
7500
Sole


Central European Equity Fund
Common
153436100
736
21677
Sole


Chevron Corp
Common
166764100
1539
14232
Sole


Cisco Systems Inc.
Common
17275R102
393
20000
Sole


Clough Global Allocat. Fd
Sh Ben Int
18913Y103
1075
78502
Sole


Clough Global Equity Fund
Common
18914C100
1628
125262
Sole


Clough Global Opps. Fund
Sh Ben Int
18914E106
3602
306819
Sole


Coca-Cola Company
Common
191216100
1414
39000
Sole


Colgate-Palmolive Co
Common
194162103
889
8500
Sole


Comcast cl A
Common, Cl A
20030N101
1234
33025
Sole


ConocoPhillips
Common
20825C104
1100
18974
Sole


Costco Wholesale Corp
Common
22160K105
494
5000
Sole


Covidien Ltd
Common
G2554F113
237
4099
Sole


CVS Caremark Corp.
Common
126650100
988
20430
Sole


Deere & Company
Common
244199105
778
9000
Sole


Delaware Enhanced Glbl Div
Common
246060107
2198
189479
Sole


DIRECTV
Common
25490A309
301
6000
Sole


Discover Financial Services
Common
254709108
463
12000
Sole


Duke Energy Corp
Common
26441C204
643
10079
Sole


DuPont de Nemours & Co.
Common
263534109
216
4800
Sole


DWS Global Hi Inc. Fd
Common
23338W104
105
11983
Sole


DWS Hi Incm Opportunities Fd
Common
23339M204
725
47836
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
3868
362808
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
2890
276858
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
2463
236148
Sole


Eaton Vance Tax Div Fund
Common
27828U106
1686
83941
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
8437
900390
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
1354
108300
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
5880
550076
Sole


eBay Inc.
Common
278642103
867
17000
Sole


EOG Resources Inc
Common
26875P101
544
4500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
9697
1100683
Sole


Exxon Mobil Corporation
Common
30231G102
3889
44936
Sole


Federated Enhanced Trsry In Fd
Sh Ben Int
314162108
1452
102420
Sole


Fifth Third Bancorp
Common
316773100
243
16000
Sole


First Trust Active Div Inc Fnd
Common
33731L100
587
77685
Sole


First Trust High Incm Lg/St Fd
Common
33738E109
1181
65200
Sole


First Trust Strategic Fund II
Common
337353106
344
20726
Sole


Franklin Resources, Inc.
Common
354613101
314
2500
Sole


GAMCO Global Gold Natural Res
Common
36465A109
644
50300
Sole


GDL Fund (The)
Sh Ben Int
361570104
387
33865
Sole


General American Investors Co.
Common
368802104
2588
93043
Sole


General Electric Company
Common
369604103
1196
57000
Sole


Home Depot Inc.
Common
437076102
872
14100
Sole


Honeywell Intl Inc
Common
438516106
571
9000
Sole


IBM Corp
Common
459200101
2701
14100
Sole


Illinois Tool Works Inc.
Common
452308109
365
6000
Sole


India Fund, Inc.
Common
454089103
5406
258519
Sole


ING Gl. Adv. & Prem. Opp. Fd.
Common
44982N109
702
61839
Sole


ING Glb Eq Div & Prm Opp Fd
Common
45684E107
2383
274807
Sole


Ing Infrst. Indst & Mtrl Fd
Common
45685U100
247
15100
Sole


ING Risk Managed Nat'l Res
Common
449810100
675
65307
Sole


Invesco Value Municipl Incm Tr
Common
46132P108
1721
102399.839
Sole


Japan Equity Fd
Common
471057109
68
12143
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1865
259069
Sole


John Hancock Prem Div Fd
Common
41013T105
1212
89280
Sole


Johnson & Johnson
Common
478160104
456
6500
Sole


JPMorgan Chase & Co
Common
46625H100
2697
61332
Sole


Lazard Global Return Fund
Common
52106W103
210
13922
Sole


Lazard World Div & Incme Fd
Common
521076109
1064
84752
Sole


Liberty All Star Growth Fund
Common
529900102
87
21484
Sole


Lockheed Martin Corp.
Common
539830109
508
5500
Sole


Lowes Companies Inc.
Common
548661107
497
14000
Sole


Madison Strtg Sec Prm fd
Common
558268108
282
25440
Sole


Marathon Oil Corp
Common
565849106
304
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
310
9000
Sole


Mastercard Inc.
Common
57636Q104
590
1200
Sole


McDonald's Corp.
Common
580135101
520
5900
Sole


Merck & Co. Inc.
Common
58933Y105
1689
41267
Sole


MetLife, Inc.
Common
59156R108
511
15500
Sole


Microsoft Corporation
Common
594918104
2080
77800
Sole


Monsanto Co
Common
61166W101
757
8000
Sole


MS Emerging Mkts Debt Fund
Common
617477104
2999
178107
Sole


MS Latin Am Disc Fd
Common
51828C106
284
18192
Sole


MS Thai Fund
Common
882904105
852
42684
Sole


MS Turkish Invest Fund
Common
900145103
559
33609
Sole


MSDW Asia Pacific
Common
61744U106
195
12992
Sole


MSDW India Invest
Common
61745C105
3424
184755
Sole


Neuberger Berman High Yd St Fd
Common
64128C106
563
40498
Sole


Neuberger Berman Real Est Sec
Common
64190A103
460
100240
Sole


New Germany Fund
Common
644465106
256
16435
Sole


NextEra Energy, Inc.
Common
65339F101
623
9000
Sole


NFJ Div. Inter. & Premium Stra
Common
65337H109
2412
154592
Sole


Northrop Grumman Corp
Common
666807102
304
4500
Sole


Nuv Div Adv Mun Fd 2
Common
67070F100
599
39388
Sole


Nuv Div Adv Mun Fd 3
Common
67070X101
621
41159
Sole


Nuv Mun Mkt Opp Fd
Common
67062W103
738
50313
Sole


Nuv Qlty Pfd Inc 3
Common
67072W101
681
76587
Sole


Nuveen Bld America Bnd Opp Fd
Common
67074Q102
1686
77862
Sole


Nuveen Build America Bond Fund
Common
67074C103
347
16404
Sole


Nuveen Div Adv Muni Incm Fd
Common
67071L106
279
18167
Sole


Nuveen Diversified Currency Op
Common
67090N109
5000
388479.1034
Sole


Nuveen Global Value Opp
Common
6706EH103
1872
125577
Sole


Nuveen Premier Muni Opportu Fd
Common
670987106
945
61613
Sole


Oracle Corporation
Common
68389X105
2461
73872
Sole


Petroleum & Resource Corp.
Common
716549100
1611
67348
Sole


Pfizer Inc.
Common
717081103
413
16462
Sole


Philip Morris Intl
Common
718172109
1506
18000
Sole


Phillips 66
Common
718546104
663
12487
Sole


PPG Industries Inc.
Common
693506107
271
2000
Sole


Praxair, Inc.
Common
74005P104
493
4500
Sole


Precision Castparts Corp
Common
740189105
663
3500
Sole


Putnam High Income Sec
Common
746779107
196
24643
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
572
113012
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
352
64419
Sole


Qualcomm Inc.
Common
747525103
1240
20000
Sole


Raytheon Company
Common
755111507
317
5500
Sole


Reaves Utility Income Fund
Sh Ben Int
756158101
4048
169960
Sole


Royce Focus Trust
Common
78080N108
196
29762
Sole


Royce Micro Cap Tr
Common
780915104
381
40285
Sole


Royce Value Trust
Common
780910105
1439
107208
Sole


Singapore Fund
Common
82929L109
1008
72085
Sole


Southern Company
Common
842587107
428
10000
Sole


Swiss Helvetia Fund
Common
870875101
1263
111912
Sole


Taiwan Fund
Common
874036106
626
38310
Sole


Target Corporation
Common
87612E106
728
12300
Sole


Templeton Dragon
Common
88018T101
4121
144919
Sole


Templeton Emrg Mkt DE
Common
880191101
1510
75521
Sole


Templeton Rus & East Euro
Common
88022F105
467
31930
Sole


Time Warner Cable Inc.
Common
88732J207
385
3966
Sole


Time Warner Inc
Common
887317303
458
9566
Sole


TJX Companies Inc.
Common
872540109
807
19000
Sole


Tri-Continental Corp.
Common
895436103
1397
87342
Sole


U.S. Bancorp
Common
902973304
923
28901
Sole


Union Pacific Corp.
Common
907818108
1069
8500
Sole


United Technologies Corp
Common
913017109
451
5500
Sole


UnitedHealth Group, Inc.
Common
91324P102
597
11000
Sole


Verizon Communications, Inc.
Common
92343V104
1212
28000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
314
5950
Sole


Virtus Total Return Fund
Common
92829A103
251
64749
Sole


VISA Inc.
Common
92826C839
606
4000
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
4057
307329
Sole


W. Asset/Claymore Infl-linked
Sh Ben Int
95766Q106
2693
205390
Sole


Wal-Mart Stores, Inc.
Common
931142103
3459
50700
Sole


Walt Disney Company
Common
254687106
1130
22700
Sole


Wells Fargo & Co
Common
949746101
3035
88800
Sole


Xcel Energy Inc
Common
98389B100
254
9500
Sole


Yum! Brands, Inc.
Common
988498101
531
8000
Sole


Zweig Fund, Inc.
Common
989834205
412
33767
Sole


Zweig Total Return
Common
989837208
4149
337082
Sole